Share-Based Compensation - Effect of Changes on Calculation of Total Number of Chrysler Group Units Feature Two (Parenthetical) (Detail) (Conversion Features Two [Member])	Aug. 31, 2011
Capital Unit [Line Items]
Membership Interests authorized, issued and outstanding after conversion of Membership Interests	1,632,654
Value of Class A Membership Interests to total unit value	600
Class A Membership Interests [Member]
Capital Unit [Line Items]
Membership Interests authorized, issued and outstanding prior to conversion of Membership Interests	1,061,225
Percentage Ownership Interest prior to conversion	65.00%
Membership Interests authorized, issued and outstanding after conversion of Membership Interests	1,632,654